Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award Assumptions for Estimating Fair Value of Stock Option Grants
The following summarizes the assumptions used for estimating the fair value of stock options granted during the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Risk-free interest rate	1.2 - 1.8%	0.7 - 2.2%	0.7 - 1.1%
Expected life (in years)	3.8 - 6.1	4.8 - 6.9	4.8 - 6.3
Expected volatility	45.1 - 46.8%	46.4 - 49.4%	52.0 - 52.5%
Dividend yield	—	—	—
Weighted-average grant date fair value per share	$5.63	$3.15	$2.65

Schedule of Share-based Compensation, Stock Options, Activity
Stock option activity was as follows:

	Number of Options	Weighted Average Exercise Price
Balance as of January 1, 2012	5,022	$1.12
Granted	1,064	5.73
Exercised	(42)	0.41
Forfeited	(312)	1.84
Balance as of December 31, 2012	5,732	1.94
Granted	834	7.69
Exercised	(738)	0.59
Forfeited	(406)	5.31
Balance as of December 31, 2013	5,422	2.76
Granted	2,331	10.10
Exercised	(1,583)	1.27
Forfeited	(59)	7.56
Balance as of December 31, 2014	6,111	$5.90

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
The summary of stock options outstanding as of December 31, 2014 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
$0.29 - $0.35	919	$0.33	3.2	919	$0.33	3.2
$0.54 - $0.84	477	0.72	4.8	477	0.72	4.8
$1.74 - $3.10	1,094	2.80	6.3	866	2.73	6.2
$4.00 - $7.82	1,312	6.89	5.6	572	6.48	5.7
$8.35	1,737	8.35	6.1	—	—	—
$13.00 - $19.44	572	15.41	6.7	21	13.00	6.2
	6,111	$5.90	5.5	2,855	$2.44	4.9

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
The summary of restricted stock unit activity is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of January 1, 2014	—	$—
Granted	28	19.44
Vested	—	—
Forfeited	—	—
Nonvested as of December 31, 2014	28	$19.44